Fair value estimation - Financial instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair value estimation
Current derivative financial assets		£ 14
Non-current derivative financial assets	£ 6	57
Derivative financial assets	6	71
Current derivative financial liabilities	(3)	(32)
Non-current derivative financial liabilities	(29)	(16)
Derivative financial liabilities	(32)	(48)
Contingent consideration liability, non-current	(38)	(40)
Contingent consideration	(75)	(76)
Foreign exchange swaps
Fair value estimation
Effective nominal value	(45)	27
Level 2
Fair value estimation
Current derivative financial assets		5
Non-current derivative financial assets	24	57
Derivative financial assets	24	62
Current derivative financial liabilities	(3)	(23)
Non-current derivative financial liabilities	(47)	(16)
Derivative financial liabilities	(50)	(39)
Level 2 | Non-hedge | Interest rate swaps
Fair value estimation
Derivative financial liabilities		(1)
Level 2 | Non-hedge | Foreign exchange swaps
Fair value estimation
Derivative financial assets		1
Derivative financial liabilities	(3)
Level 2 | Net investment hedge | Interest rate swaps
Fair value estimation
Derivative financial assets	23	37
Derivative financial liabilities	(19)	(27)
Level 2 | Cash flow hedge | Interest rate swaps
Fair value estimation
Derivative financial assets	1	24
Derivative financial liabilities	(28)	(11)
Level 3
Fair value estimation
Contingent consideration liability, current	(37)	(36)
Contingent consideration liability, non-current	(38)	(40)
Contingent consideration	£ (75)	£ (76)